Consolidated Statements of Changes in Equity Holders' Equity (Deficit) - USD ($)	Classes Of Share Capital [Member]	Shares Issuable [Member]	Contributed Surplus [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Non-controlling interests [member]	Total	Number Of Subordinate Voting Shares [Member]	Number Of Multiple Voting Shares [Member]	Total Shares [Member]
Balance – October 31, 2021 at Oct. 31, 2021	$ 20,499,031	$ 74,338	$ 6,407,935	$ (90,378)	$ (21,804,349)	$ 2,033,986	$ 7,120,563
Beginning balance, shares at Oct. 31, 2021	156,936,876
IfrsStatementLineItems [Line Items]
Net income (loss)					447,458	(27,507)	419,951
Currency translation loss				(19,235)			(19,235)
Shares issued for employment, director, and consulting services (Note 12.4)	$ 59,796	(38,532)					21,264
Shares issued for employment, director, & consulting services, shares	529,335
Private placement of shares (Note 12.5)	$ 1,300,000						1,300,000
Private placement of shares, shares	13,166,400
Stock option vesting			97,157				97,157
Balance – October 31, 2022 at Oct. 31, 2022	$ 21,858,827	35,806	6,505,092	(109,613)	(21,356,891)	2,006,479	8,939,700
Beginning balance, shares at Oct. 31, 2022	170,632,611
IfrsStatementLineItems [Line Items]
Net income (loss)					(533,041)	(129,279)	(662,320)
Stock option vesting expense			344,593				344,593
Issuance of shares underlying shares issuable (Note 12.1)	$ 35,806	(35,806)
Issuance of shares underlying shares issuable, shares	200,000
Currency translation loss				(4,562)			(4,562)
Exercise of option to acquire 87% of Canopy membership units					893,483	(893,483)
Goodness Growth warrants swap			1,232,253				1,232,253
Settlement of convertible debentures for common shares (Note 11.1.1)	$ 2,698,789						2,698,789
Settlement of convertible debentures for common shares, shares	11,173,275
Balance – October 31, 2022 at Oct. 31, 2023	$ 24,593,422		8,081,938	(114,175)	(20,996,449)	983,717	12,548,453
Beginning balance, shares at Oct. 31, 2023	182,005,886
IfrsStatementLineItems [Line Items]
Currency translation gain				6,106			6,106
Net income (loss)					642,820	29,607	672,427
Stock option vesting expense			104,359				104,359
Balance – October 31, 2022 at Dec. 31, 2023	$ 24,593,422		8,186,297	(108,069)	(20,353,629)	1,013,324	13,331,345
Beginning balance, shares at Dec. 31, 2023	182,005,886								24,593,422	182,005,886
IfrsStatementLineItems [Line Items]
Conversion of options to common shares (Note 12.1)	$ 633,912		(273,954)				359,958
Conversion of options to common shares, shares	1,933,750							1,752,558	35,806	3,686,308
Partial settlement of July Convertible Debentures for common shares (Note 12.3)	$ 3,512,952						3,512,952
Partial settlement of July Convertible Debentures for common shares, shares	5,388,062									5,388,062
Full settlement of December Convertible Debentures for common shares (Note 12.2)	$ 1,392,072				12,046		1,404,118
Full settlement of December Convertible Debentures for common shares, shares	336,775							2,076,750		2,413,525
Full settlement of August Convertible Debentures for common shares (Note 12.4)	$ 3,836,588						3,836,588
Full settlement of August Convertible Debentures for common shares, shares	5,682,083									5,682,083
Conversion of warrants to common shares relating to December 2022 Convertible Debentures (Note 12.5)	$ 1,239,446						1,239,446
Full settlement of August Convertible Debentures for common shares, shares	6,716,499									6,716,499
Conversion of warrants to common shares relating to July 2023 Convertible Debentures (Note 12.5)	$ 2,836,445						2,836,445
[custom:ConversionOfWarrantsToCommonSharesRelatingToJuly2023ConvertibleDebenturesShares]	13,737,500									13,737,500
Conversion of warrants to common shares relating to August Convertible Debentures (Note 12.5)	$ 581,569						581,569
Conversion of warrants to common shares relating to August Convertible Debentures, shares	2,816,250									2,816,250
Issuance costs on proceeds received from warrant exercises (Note 12.5)	$ (126,914)						(126,914)
Investment in Grown Rogue West New York					(18,750)	806,250	787,500
Dividend issued from Golden Harvests, LLC to minority owner						(530,000)	(530,000)
Grown Rogue Unlimited, LLC buyout of Canopy Management, LLC and Canopy Management, LLC’s acquisition of 20% of Golden Harvests, LLC (Note 22.1)					(1,914,952)		(1,914,952)
Grown Rogue Unlimited, LLC buyout of Canopy Management, LLC and acquisition of 20% of Golden Harvests, LLC (Note 22.1)					570,995	(570,995)
Roll off of non-controlling interest in GR Michigan LLC					(32,811)	32,811
Stock options and RSU vesting expense			1,113,198		193,409		1,306,607
Share reorganization (Note 12.6)
Share reorganization, shares	(218,616,805)							143,421,865	75,195	(75,119,745)
Share reorganization (Note 12.6)
Share reorganization, shares								75,194,940	(75,195)	75,119,745
Currency translation gain				(17,861)			(17,861)
Net income (loss)					(11,303,642)	606,848	(10,696,794)
Balance – October 31, 2022 at Dec. 31, 2024	$ 38,499,491		$ 9,025,541	$ (125,930)	$ (32,847,334)	$ 1,358,238	$ 15,910,006
Beginning balance, shares at Dec. 31, 2024								222,446,113		222,446,113